UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sheets Smith Wealth Management
Address:  120 Club Oaks Court, Suite 200
          Winston-Salem, NC  27104

Form 13F File Number:  28-06709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan E. Cox
Title:    Financial Assistant
Phone:    (336) 765-2020

Signature, Place, and Date of Signing:

       /s/ Susan E. Cox             Winston-Salem, NC          August 28, 2012
       ----------------             -----------------          ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          192
                                         -----------

Form 13F Information Table Value Total:  $   215,986
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
MELLANOX TECHNOLOGIES LTD       COM               M51363113         403       5,684                                5,684
CORE LABORATORIES N V           COM               N22717107         719       6,200                                6,200
AT&T INC                        COM               00206R102         522      14,650                               14,650
ABBOTT LABORATORIES             COM               002824100         279       4,321                                4,321
ABERDEEN ASIA PACIFIC INCOME    COM               003009107         646      84,511                               84,511
AIRGAS INC                      COM               009363102         370       4,406                                4,406
ALEXION PHARMA                  COM               015351109         794       7,997                                7,997
ALLERGAN INC                    COM               018490102         389       4,207                                4,207
AMAZON COM INC                  COM               023135106         352       1,540                                1,540
AMERICAN INTL GROUP INC         COM               026874784       1,508      47,000                               47,000
AMERICAN TOWER CORP             CL A              03027X100         607       8,683                                8,683
EXPRESS SCRIPTS INC             COM               30219G108       5,722     102,490                              102,490
AMERICAN VANGUARD CORP.         COM               030371108         406      15,256                               15,256
APPLE COMPUTER INC              COM               037833100         663         585                                  585
ASHLAND OIL INC                 COM               044209104         540       7,791                                7,791
ASTRAZENECA                     ADR               046353108         246       5,500                                5,500
ATHENAHEALTH                    COM               04685W103         349       4,404                                4,404
AUTOZONE INC                    COM               053332102         638       1,738                                1,738
BB&T CORP                       COM               054937107         566      18,332                               18,332
BANK OF AMERICA CORP            COM               060505104         175      21,394                               21,394
BE AEROSPACE INC                COM               073302101         363       8,306                                8,306
BED BATH & BEYOND               COM               075896100         331       5,349                                5,349
BLACKROCK CORE BOND TRUST       SHS BEN INT       09249E101         158      10,939                               10,939
BLACKROCK INTL GRWTH & TRUST    COM BENE INTER    092524107         698      98,000                               98,000
BROWN & BROWN INC               COM               115236101       1,343      49,230                               49,230
CALAMOS CONV & HIGH INCOME FUND COM SHS           12811P108         387      30,819                               30,819
CANADIAN NATL RY CO             COM               136375102       2,388      28,300                               28,300
CANADIAN NATURAL RESOURCE       COM               136385101         943      35,120                               35,120
CAROLINA TRUST BANK             COM               144200102         240      80,130                               80,130
CERNER CORP                     COM               156782104         412       4,986                                4,986
CHEVRON TEXACO CORP             COM               166764100         426       4,039                                4,039
CHICAGO BRIDGE & IRON CO        COM               167250109       2,579      67,950                               67,950
CIRRUS LOGIC INC                COM               172755100         373      12,495                               12,495
CISCO SYSTEMS INC               COM               17275R102         207      12,081                               12,081
CITRIX SYS INC                  COM               177376100       4,761      56,725                               56,725
CLEAN ENERGY FUELS CORP         COM               184499101         388      25,000                               25,000
COACH INC                       COM               189754104         990      16,936                               16,936
COCA COLA COMPANY               COM               191216100         259       3,314                                3,314
COLGATE POMOLIVE CO             COM               194162103         238       2,290                                2,290
COPART INC                      COM               217204106       2,743     115,794                              115,794
DR HORTON INC                   COM               23331A109         369      20,051                               20,051
DISNEY WALT CO                  COM               254687106         588      12,122                               12,122
DIRECTTV GROUP                  COM               25490A101         304       6,223                                6,223
DOLLAR GEN CORP COM             COM               256677105         844      15,516                               15,516
DOLLAR TREE INC.                COM               256746108         898      16,690                               16,690
DU PONT EL DE NEMOURS           COM               263534109         229       4,523                                4,523
EMC CORP MASS                   COM               268648102       1,952      76,175                               76,175
ECOLAB INC                      COM               278865100       6,770      98,784                               98,784
EDISON INTERNATL                COM               281020107         302       6,531                                6,531
ENTERPRISE PRD PARTNERS         COM               293792107       1,044      20,380                               20,380
EXXON MOBIL CORP                COM               30231G102       1,466      17,136                               17,136
FAMILY DOLLAR STORES INC        COM               307000109         792      11,898                               11,898
FIRST CTZNS BANCSHARES INC      CL A              31946M103         489       2,933                                2,933
FISERV INC                      COM               337738108       1,694      23,450                               23,450
FLOWSERVE CORP                  COM               34354P105       2,341      20,400                               20,400
THE FRESH MARKET INC            COM               35804H106         376       7,013                                7,013
GNC HOLDINGS INC.               COM               36191G107         488      12,454                               12,454
GENERAL ELECTRIC CO             COM               369604103         270      12,944                               12,944
GEORESOURCES INC.               COM               372476101         379      10,344                               10,344
GLOBAL PAYMENTS INC             COM               37940X102       1,487      34,400                               34,400
GOODRICH CORP                   COM               382388106         433       3,413                                3,413
GRACO INC                       COM               384109104         300       6,500                                6,500
GRAINGER WW INC                 COM               384802104       3,251      17,000                               17,000
GREAT BASIN GOLD LTD            COM               390124105          48      75,000                               75,000
HARTE-HANKS INC                 COM               416196103         115      12,635                               12,635
HATTERAS FINANCIAL CORP         COM               41902R103       1,628      56,937                               56,937
HAWKINS INC                     COM               420261109       1,023      26,800                               26,800
HOME DEPOT INC                  COM               437076102         557      10,504                               10,504
HUNT JB TRANS SVC INC           COM               445658107         481       8,070                                8,070
ILLINOIS TOOL INC               COM               452308109         229       4,325                                4,325
INTEL CORP                      COM               458140100         393      14,739                               14,739
INTL BUSINESS MACHINES          COM               459200101       1,354       6,921                                6,921
INTUIT COM                      COM               461202103       1,598      26,922                               26,922
INTUITIVE SURGICAL INC          COM               46120E602         419         757                                  757
ISHARES DJ SELECT DIVIDEND      DJ SEL DIV INX    464287168         636      11,315                               11,315
ISHARES TR LEHMAN TIPS          LEHMAN TIPS       464287176         282       2,353                                2,353
ISHARES S&P 500 INDEX           S&P 500 INDEX     464287200       1,192       8,713                                8,713
ISHARES TR BARCLAYS FUND        BARCLAYS FD       464287226         357       3,210                                3,210
ISHARES IBOXX $ INVEST GRADE C  IBOXX             464287242       6,096      51,839                               51,839
ISHARES TR S&P 500 VALUE FUND   S&P500 VALUE FD   464287408         299       4,798                                4,798
ISHARES TR MSCI EAFE FD         MSCI EAFE IDX     464287465       2,230      44,630                               44,630
ISHARES TR S&P MIDCAP           S&P MIDCAP 400    464287507       2,121      22,524                               22,524
ISHARES TR RUSSELL              RUSSELL1000GRW    464287614         675      10,670                               10,670
ISHARES TR RUSSELL              RUSSELL 2000      464287655       1,390      17,468                               17,468
ISHARES RUSSELL 3000 INDEX      RUSSELL 3000      464287689       1,771      22,033                               22,033
ISHARES TRUST US REAL ESTATE    DJ US REAL EST    464287739       2,301      36,000                               36,000
ISHARES TR S&P SMALLCAP         S&P SMLCAP 600    464287804         611       8,340                                8,340
ISHARES S&P EURO PLUS           S&P EURO PLUS     464287861         674      20,000                               20,000
ISHARES MSCI ACWI EX US         MSCI ACWI EXUS    464288240         388      10,443                               10,443
ISHARES TRUST                   ISHARES           464288414         932       8,467                                8,467
ISHARES BARCLAYS 1-3 YR BD FD   BARCLAYS 1-3YR CR 464288646       7,168      68,457                               68,457
ISHARES S&P US PFD FUND         US PFD FUND       464288687         358       9,172                                9,172
JPMORGAN ALERIAN MLP INDEX ETN  ALERIAN ML ETN    46625H365       1,497      38,627                               38,627
JOHNSON & JOHNSON               COM               478160104       1,620      23,985                               23,985
KANSAS CITY SOUTHN IND NEW      COM NEW           485170302         394       5,666                                5,666
KIMBERLY CLARK CO               COM               494368103         276       3,300                                3,300
LABORATORY CORP OF AMERICA      COM               50540R409       1,118      12,075                               12,075
LAUDER ESTEE COS INC            CL A              518439104       4,457      82,350                               82,350
ELI LILY & CO                   COM               532457108         268       6,244                                6,244
LIQUIDITY SERVICES INC          COM               53635B107         268       8,283                                8,283
LOWES CO INC                    COM               548661107         715      25,136                               25,136
MELA SCIENCES INC               COM               55277R100          72      22,122                               22,122
MONSTER BEVERAGE CORPORATION    COM               553530106         492       6,908                                6,908
MAKO SURGICAL CORP              COM               560879108         277      10,800                               10,800
MARRIOTT INTL CO                COM               571903202         419      10,687                               10,687
MASTERCARD INC                  COM               57636Q104         379         881                                  881
MCCORMICK & CO INC              COM               579780206         613      10,100                               10,100
MCDONALDS CORP                  COM               580135101         331       3,740                                3,740
METROPCS COMMUNICATIONS INC     COM               591708102       4,069     672,502                              672,502
MICROSOFT CORP                  COM               594918104       1,311      42,841                               42,841
MIDCAP SPDR TRUST               COM               78467Y107         308       1,800                                1,800
NIKE INC                        CL B              654106103       4,354      49,599                               49,599
NOBLE ENERGY INC                COM               655044105       2,415      28,474                               28,474
NORTHERN TR CORP                COM               665859104         213       4,628                                4,628
NOVAGOLD INC                    COM               66987E206         164      31,000                               31,000
NU SKIN ENTERPRISES INC         CL A              67018T105       3,199      68,215                               68,215
NUVEEN MUN INCOME FD INC        INCOME FD         67062J102         149      12,500                               12,500
NUVEEN MUNI MKT OPPTY FD        MUNI FUND         67062W103         162      11,195                               11,195
NUVEEN FLOATING RATE INCOME     COM               67072T108         320      27,600                               27,600
O'REILLY AUTOMOTIVE             COM               67103H107         319       3,810                                3,810
OSI SYSTEMS INC                 COM               671044105         339       5,357                                5,357
OLD DOMINION FGHT LINE          COM               679580100         379       8,747                                8,747
OLD REPUBLIC INTL CORP          COM               680223104         116      14,015                               14,015
PAPA JOHNS INTL INC             COM               698813102       6,441     135,400                              135,400
PEPSICO INC                     COM               713448108       3,522      49,842                               49,842
PERRIGO CO                      COM               714290103         728       6,173                                6,173
PETSMART INC COM                COM               716768106         526       7,715                                7,715
PFIZER INC                      COM               717081103         425      18,468                               18,468
PIMCO CORPORATE INCOME FU       COM               72200U100         606      36,700                               36,700
POWERSHARES QQQ TRUST           QQQ TRUST         73935A104       1,325      20,649                               20,649
POWERSHARES DB COMMODITY        UNIT BEN INT      73935S105       1,141      44,295                               44,295
POWERSHARES FTSE RAFI US 1000   RAFI US 1000      73935X583         607      10,440                               10,440
PROCTER & GAMBLE CO             COM               742718109         290       4,729                                4,729
QUALCOMM INC                    COM               747525103       1,320      23,708                               23,708
ROSS STORES INC                 COM               778296103         443       7,087                                7,087
RYDEX S&P ETF TRUST             S&P 500 EQ TRD    78355W106         483       9,750                                9,750
S P D R TRUST Unit SR           UNIT SER 1 S&P    78462F103       2,900      21,304                               21,304
SPDR RUSSELL NOMURA SMALL       RUSS NOM SC JP    78463X822         374       9,000                                9,000
SPDR MSCI ACWI (EX-US) ET       MSCI ACWI EXUS    78463X848         209       7,313                                7,313
DJ WILSHIRE REIT ETF            REIT ETF          78464A607         331       4,541                                4,541
SPDR DOW JONES INDUS AVG ETF    UT SER 1          78467X109         360       2,800                                2,800
SXC HEALTH SOLUTIONS            COM               78505P100         510       5,136                                5,136
SAIA INC                        COM               78709Y105         363      16,575                               16,575
SALLY BEAUTY HOLDINGS           COM               79546E104         842      32,713                               32,713
SCHEIN HENRY INC                COM               806407102       3,914      49,860                               49,860
SCHLUMBERGER LTD                COM               806857108       3,510      54,080                               54,080
SCHWAB US BROAD MKT ETF         US BRD MKT ETF    808524102       1,516      46,396                               46,396
SCHWAB US LARGE-CAP ETF         US LRG CAP ETF    808524201       1,369      42,372                               42,372
SCHWAB US AGGREGATE BOND ETF    BOND ETF          808524839         514       9,820                                9,820
SECTOR SPDR UTIL MKT            SPDR UTIL MKT     81369Y886         333       9,000                                9,000
SENSIENT TECHNOLOGIES CORP      COM               81725T100       1,286      35,000                               35,000
SIGMA ALDRICH CORP              COM               826552101       3,197      43,245                               43,245
SIGNATURE BANK                  COM               82669G104         366       6,009                                6,009
A. O. SMITH CORP.               COM               831865209         382       7,822                                7,822
JM SMUCKERS CO                  COM NEW           832696405       1,420      18,799                               18,799
SOLARWINDS INC                  COM               83416B109         531      12,201                               12,201
SONOCO PRODUCTS                 COM               835495102         333      11,050                               11,050
SOVRAN SELF STORAGE             COM               84610H108         296       5,900                                5,900
STAPLES INC                     COM               855030102         256      19,650                               19,650
STARBUCKS INC                   COM               855244109         850      15,941                               15,941
STATOILHYDRO ASA                SPONSORED ADR     85771P102       3,126     131,000                              131,000
STRYKER CORP                    COM               863667101         751      13,630                               13,630
SYSCO INC                       COM               871829107         317      10,625                               10,625
TCW STRATEGIC INCOME FUND       COM               872340104          76      14,700                               14,700
TJX COS INC NEW COM             COM               872540109         490      11,413                               11,413
TARGET CORPORATION              COM               87612E106       4,184      71,900                               71,900
TEVA PHARMACEUTICALS            CL A              881624209         209       5,295                                5,295
THERMON GROUP HOLDINGS          COM               88362T103         287      13,882                               13,882
TRACTOR SUPPLY CO               COM               892356106       3,890      46,833                               46,833
TRANSDIGM GROUP                 COM               893641100         572       4,261                                4,261
TYLER TECHNOLOGIES INC          COM               902252105         262       6,497                                6,497
US BANCORP                      CL A              902973304       1,183      36,775                               36,775
ULTA SALON, COS & FRAG, INC.    COM               90384S303         415       4,444                                4,444
UNDER ARMOUR INC                CL A              904311107         407       4,306                                4,306
UNION PACIFIC                   COM               907818108         666       5,582                                5,582
VALMONT INDUSTRIES INC.         COM               920253101         405       3,345                                3,345
VANGUARD DIV APPR               COM               921908844       1,078      19,015                               19,015
VANGUARD BOND INDEX FUND        COM               921937835       1,162      13,774                               13,774
VANGUARD REIT                   REIT ETF          922908553       4,956      75,751                               75,751
VANGUARD LARGE CAP ETF          COM               922908637         744      11,988                               11,988
VANGUARD VALUE ETF              ETF               922908744       1,038      18,562                               18,562
VERIZON COMMUNICATIONS IN       COM               92343V104         364       8,184                                8,184
VISA INC                        COM CL A          92826C839       5,413      43,785                               43,785
VIVUS INC                       COM               928551100         402      14,086                               14,086
W P CAREY & CO LLC              COM               92930Y107       2,456      53,347                               53,347
WABTEC                          COM               929740108         396       5,071                                5,071
WALMART STORES                  COM               931142103         261       3,750                                3,750
WASHINGTON REAL ESTATE IN       COM               939653101         436      15,327                               15,327
WATERS CORP                     COM               941848103       3,517      44,260                               44,260
WEB.COM GROUP INC               COM               94733A104         368      20,157                               20,157
WHOLE FOODS                     COM               966837106         373       3,917                                3,917
WYNDHAM WORLDWIDE CORP.         COM               98310W108         437       8,283                                8,283